Financial risk management (Details 1) - INR (₨) ₨ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of Aging of trade and other receivables past due but not impaired [Line Items]
Trade and other receivables	₨ 39,982	₨ 40,786
Allowance account for credit losses of financial assets	(1,172)	(952)	₨ (861)
Financial assets past due but not impaired [member]
Disclosure of Aging of trade and other receivables past due but not impaired [Line Items]
Trade and other receivables	41,154	41,738
Allowance account for credit losses of financial assets	(1,172)	(952)
Financial assets past due but not impaired [member] | Neither Past Due Nor Impaired [Member]
Disclosure of Aging of trade and other receivables past due but not impaired [Line Items]
Trade and other receivables	33,874	35,747
Not later than one year [member] | Financial assets past due but not impaired [member]
Disclosure of Aging of trade and other receivables past due but not impaired [Line Items]
Trade and other receivables	6,262	5,039
Later than one year [member] | Financial assets past due but not impaired [member]
Disclosure of Aging of trade and other receivables past due but not impaired [Line Items]
Trade and other receivables	₨ 1,018	₨ 952